Significant Events After the Reporting Periods - Additional Information (Detail) - Line of credit [member] - TWD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Bottom of range [member]
Disclosure of events after reporting period [Line Items]
Line of credit term		seven years
Top of range [member]
Disclosure of events after reporting period [Line Items]
Line of credit term		ten years
MOEA [member]
Disclosure of events after reporting period [Line Items]
Borrowings line of credit	$ 12,144
Increase decrease in line of credit	$ 3,584